PRINCIPAL SUBSIDIARIES (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 119,896			¥ 121,071
Interests held by the Company	100.00%
Sinopec Great Wall Energy & Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 22,761
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 15,651
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Overseas Investment Holding Limited ("SOIH")
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital | $		$ 3,423
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Investment holding of overseas business
SIPL
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 8,250
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Yizheng Chemical Fibre Limited Liability Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 4,000
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 3,374
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
China International United Petroleum and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 5,000
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Trading of crude oil and petrochemical products
Sinopec Qingdao Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 1,595
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Catalyst Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 1,500
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Production and sale of catalyst products
China Petrochemical International Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 1,400
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Trading of petrochemical products
Sinopec Chemical Sales Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 1,000
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Marketing and distribution of petrochemical products
Sinopec Beihai Refining and Chemical Limited Liability Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 5,294
Interests held by the Company	98.98%
Interests held by non-controlling interests	1.02%
Principal activities	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
ZhongKe (Guangdong) Refinery & Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 6,397
Interests held by the Company	90.30%
Interests held by non-controlling interests	9.70%
Principal activities	Crude oil processing and petroleum products manufacturing
Sinopec Qingdao Refining and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 5,000
Interests held by the Company	85.00%
Interests held by non-controlling interests	15.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Hainan Refining and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 9,606
Interests held by the Company	100.00%
Interests held by non-controlling interests	0.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Marketing Company [member]
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 28,403
Interests held by the Company	70.42%
Interests held by non-controlling interests	29.58%
Principal activities	Marketing and distribution of refined petroleum products
Sinopec Kantons [member]
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital | $			$ 248
Interests held by the Company	60.33%
Interests held by non-controlling interests	39.67%
Principal activities	Provision of crude oil jetty services and natural gas pipeline transmission services
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 7,193
Interests held by the Company	59.00%
Interests held by non-controlling interests	41.00%
Principal activities	Production, sale, research and development of petrochemical products, ethylene and downstream byproducts
Gaoqiao Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 10,000
Interests held by the Company	55.00%
Interests held by non-controlling interests	45.00%
Principal activities	Manufacturing of intermediate petrochemical products and petroleum products
Baling Petrochemical (i)
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 3,000
Interests held by the Company	55.00%
Interests held by non-controlling interests	45.00%
Principal activities	Crude oil processing and petroleum products manufacturing
Shanghai Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 10,824
Interests held by the Company	50.44%
Interests held by non-controlling interests	49.56%
Principal activities	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital	¥ 10,492
Interests held by the Company	50.00%
Interests held by non-controlling interests	50.00%
Principal activities	Manufacturing of plastics, intermediate petrochemical products and petroleum products